Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues
Revenues	$ 149,377	$ 163,429
Cost of revenues
Cost of revenues	83,982	93,752
Gross profit	65,395	69,677
Operating expenses
Research and development, net	21,475	23,998
Selling, general and administrative	60,717	65,263
Total operating expenses	82,192	89,261
Operating loss	(16,797)	(19,584)
Financial income (expenses), net	773	(1,362)
Loss before income taxes	(16,024)	(20,946)
Income tax benefit (expenses)	(3,775)	73
Share in losses of associated companies	(2,425)	(75)
Net loss	$ (22,224)	$ (20,948)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.33)	$ (0.32)
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	67,583	65,721
Comprehensive loss
Net loss	$ (22,224)	$ (20,948)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(2,245)	(702)
Unrealized gains (losses) on derivatives designated as cash flow hedges	1,255	(351)
Other comprehensive income (loss), net of tax	(990)	(1,053)
Comprehensive loss	(23,214)	(22,001)
Products
Revenues
Revenues	100,971	113,073
Cost of revenues
Cost of revenues	51,113	59,373
Services
Revenues
Revenues	48,406	50,356
Cost of revenues
Cost of revenues	$ 32,869	$ 34,379